DEFERRED TAXES (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Deferred Tax Assets [Abstract]
Long-lived assets	$ 504,721	$ (117,808)
Equity-based instruments	5,043,533	3,594,015
Net operating loss carryforwards	2,761,830	1,999,309
Deferred tax asset valuation allowance	$ (8,310,084)	$ (5,475,516)